Vanguard S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Communication Services (2.0%)
	TEGNA Inc.	197,579	2,315
	TripAdvisor Inc.	95,698	1,845
	Telephone & Data Systems Inc.	89,102	1,826
	New York Times Co. Class A	44,525	1,747
	John Wiley & Sons Inc. Class A	39,850	1,602
	Cinemark Holdings Inc.	97,097	1,459
*	AMC Networks Inc. Class A	40,136	1,135
	World Wrestling Entertainment Inc. Class A	18,644	863
			12,792
Consumer Discretionary (12.1%)
	Lear Corp.	50,120	5,315
	Thor Industries Inc.	50,281	4,334
*	Grand Canyon Education Inc.	43,934	4,288
*,1	Penn National Gaming Inc.	114,725	3,764
	Service Corp. International	81,600	3,217
*	Mattel Inc.	315,833	2,909
	Foot Locker Inc.	97,482	2,700
	Cracker Barrel Old Country Store Inc.	21,907	2,347
*	Taylor Morrison Home Corp. Class A	120,444	2,328
*	AutoNation Inc.	53,619	2,117
	Dick's Sporting Goods Inc.	57,901	2,088
	Brunswick Corp.	37,894	2,085
*	Grubhub Inc.	36,651	2,080
*	Ollie's Bargain Outlet Holdings Inc.	21,914	2,004
	Williams-Sonoma Inc.	21,908	1,823
*	TRI Pointe Group Inc.	126,766	1,815
	Toll Brothers Inc.	55,032	1,778
*	Helen of Troy Ltd.	9,398	1,710
	Dana Inc.	131,056	1,657
*	Adtalem Global Education Inc.	49,193	1,646
	Goodyear Tire & Rubber Co.	211,794	1,612
	Texas Roadhouse Inc. Class A	29,103	1,509
	Wendy's Co.	70,366	1,496
	Wyndham Destinations Inc.	47,060	1,496
	Graham Holdings Co. Class B	3,962	1,419
	KB Home	42,118	1,393
*	Sally Beauty Holdings Inc.	105,924	1,381
*	Adient plc	79,284	1,349
	American Eagle Outfitters Inc.	144,620	1,325
	Carter's Inc.	14,850	1,276
*	Urban Outfitters Inc.	64,416	1,091

		Shares	Market Value ($000)
*	Delphi Technologies plc	78,652	1,013
	Aaron's Inc.	26,381	974
	Brinker International Inc.	34,152	900
[1]	Bed Bath & Beyond Inc.	115,430	839
	Six Flags Entertainment Corp.	35,910	825
	Cheesecake Factory Inc.	37,541	806
	Jack in the Box Inc.	11,000	737
	Columbia Sportswear Co.	10,061	735
	Papa John's International Inc.	7,235	564
*	Visteon Corp.	7,376	531
*	WW International Inc.	20,327	486
[1]	Dillard's Inc. Class A	9,074	272
			76,034
Consumer Staples (5.2%)
	Ingredion Inc.	60,825	5,123
	Flowers Foods Inc.	175,396	4,138
*	BJ's Wholesale Club Holdings Inc.	111,290	4,007
*	Darling Ingredients Inc.	149,133	3,476
*	Post Holdings Inc.	32,700	2,847
*	Sprouts Farmers Market Inc.	107,620	2,705
*	TreeHouse Foods Inc.	51,215	2,700
*	Hain Celestial Group Inc.	73,200	2,304
	Nu Skin Enterprises Inc. Class A	50,600	1,881
*	Edgewell Personal Care Co.	49,384	1,502
	Lancaster Colony Corp.	9,184	1,409
*	Pilgrim's Pride Corp.	17,089	353
	Tootsie Roll Industries Inc.	8,592	306
			32,751
Energy (2.2%)
	EQT Corp.	232,904	3,107
*	CNX Resources Corp.	170,000	1,732
[1]	Equitrans Midstream Corp.	188,047	1,521
	World Fuel Services Corp.	59,596	1,518
	Antero Midstream Corp.	270,032	1,291
	Cimarex Energy Co.	42,718	1,123
	PBF Energy Inc. Class A	92,593	983
	Murphy Oil Corp.	74,622	892
*,1	Transocean Ltd.	525,275	699
*,1	Apergy Corp.	70,446	639
			13,505
Financials (22.8%)
	Prosperity Bancshares Inc.	86,007	5,624
	Reinsurance Group of America Inc.	57,032	5,176
	First American Financial Corp.	102,332	5,167
	Signature Bank	49,183	5,061
	East West Bancorp Inc.	132,661	4,637
	American Financial Group Inc.	68,174	4,107
	Old Republic International Corp.	259,983	4,053
	TCF Financial Corp.	139,752	4,042
	Cullen/Frost Bankers Inc.	51,868	3,940
	Legg Mason Inc.	74,350	3,705
	Kemper Corp.	57,075	3,619
	Hanover Insurance Group Inc.	35,894	3,602
	Alleghany Corp.	6,557	3,364
	United Bankshares Inc.	115,639	3,363
	Jefferies Financial Group Inc.	217,904	3,192
	Janus Henderson Group plc	141,774	3,057

		Shares	Market Value ($000)
	Affiliated Managers Group Inc.	44,886	2,990
	Interactive Brokers Group Inc. Class A	69,926	2,961
*	Brighthouse Financial Inc.	99,528	2,957
	Valley National Bancorp	356,906	2,848
	Selective Insurance Group Inc.	54,129	2,839
	Commerce Bancshares Inc.	42,531	2,711
	First Horizon National Corp.	283,459	2,650
	Pinnacle Financial Partners Inc.	65,571	2,613
	Synovus Financial Corp.	133,485	2,562
	Bank OZK	110,131	2,477
	Webster Financial Corp.	83,833	2,373
	Umpqua Holdings Corp.	200,651	2,285
	Sterling Bancorp	184,001	2,263
	Wintrust Financial Corp.	51,990	2,202
	FNB Corp.	296,050	2,194
	New York Community Bancorp Inc.	212,916	2,140
	Home BancShares Inc.	141,359	2,045
	Associated Banc-Corp	145,164	2,034
	UMB Financial Corp.	39,365	2,019
	CNO Financial Group Inc.	137,666	1,976
	BancorpSouth Bank	87,445	1,944
	PacWest Bancorp	109,134	1,889
	Cathay General Bancorp	68,988	1,876
	Hancock Whitney Corp.	79,417	1,717
	Fulton Financial Corp.	149,546	1,676
	International Bancshares Corp.	52,258	1,609
	Stifel Financial Corp.	31,763	1,515
	SLM Corp.	192,199	1,457
*	Genworth Financial Inc. Class A	458,506	1,398
	Trustmark Corp.	58,512	1,392
	First Financial Bankshares Inc.	44,489	1,363
*	Texas Capital Bancshares Inc.	45,788	1,225
	Navient Corp.	155,386	1,156
	Eaton Vance Corp.	29,827	1,075
	RLI Corp.	13,429	1,060
	Mercury General Corp.	24,645	992
	Bank of Hawaii Corp.	15,388	990
	FirstCash Inc.	13,575	947
	CIT Group Inc.	45,870	832
	Washington Federal Inc.	26,425	683
	Evercore Inc. Class A	10,685	589
	Federated Hermes Inc. Class B	25,351	561
			142,794
Health Care (5.8%)
*	Molina Healthcare Inc.	27,120	5,039
*	United Therapeutics Corp.	39,978	4,715
	Encompass Health Corp.	47,608	3,487
	Hill-Rom Holdings Inc.	27,374	2,783
*	Bio-Rad Laboratories Inc. Class A	5,513	2,709
*	Nektar Therapeutics Class A	108,981	2,365
*	Acadia Healthcare Co. Inc.	80,675	2,308
*	Tenet Healthcare Corp.	94,634	2,059
*	Prestige Consumer Healthcare Inc.	45,769	1,931
*	Haemonetics Corp.	16,627	1,824
	Patterson Cos. Inc.	78,445	1,545
*	Avanos Medical Inc.	43,592	1,267
*	LivaNova plc	21,550	1,153
*	NuVasive Inc.	16,637	1,008

		Shares	Market Value ($000)
*	Allscripts Healthcare Solutions Inc.	147,453	932
*	MEDNAX Inc.	46,953	729
	Cantel Medical Corp.	15,006	632
			36,486
Industrials (13.5%)
*	XPO Logistics Inc.	84,080	6,626
*	AECOM	143,096	5,548
	ManpowerGroup Inc.	53,719	3,714
	Acuity Brands Inc.	36,098	3,110
	Regal Beloit Corp.	37,304	2,967
	MSC Industrial Direct Co. Inc. Class A	41,037	2,846
*	JetBlue Airways Corp.	262,906	2,648
	nVent Electric plc	141,769	2,599
	Watsco Inc.	14,575	2,593
	Crane Co.	46,438	2,588
*	Stericycle Inc.	46,498	2,550
	Owens Corning	46,570	2,445
	EnerSys	38,524	2,439
	Lennox International Inc.	10,860	2,322
	Kennametal Inc.	75,476	2,094
	GATX Corp.	31,973	2,006
	CoreLogic Inc.	39,842	1,975
	Donaldson Co. Inc.	41,527	1,970
	Oshkosh Corp.	25,422	1,826
	Trinity Industries Inc.	89,411	1,786
	EMCOR Group Inc.	27,623	1,755
	KAR Auction Services Inc.	117,299	1,683
	Ryder System Inc.	48,544	1,663
	Healthcare Services Group Inc.	67,534	1,615
	ITT Inc.	26,359	1,521
	Fluor Corp.	127,680	1,482
	AGCO Corp.	26,839	1,482
	MSA Safety Inc.	11,675	1,389
*	Kirby Corp.	26,196	1,343
	Landstar System Inc.	11,490	1,336
*	Dycom Industries Inc.	28,766	1,211
	Valmont Industries Inc.	10,591	1,207
*	Colfax Corp.	41,999	1,179
*	ASGN Inc.	18,743	1,154
*,1	Avis Budget Group Inc.	51,867	1,117
	Curtiss-Wright Corp.	10,491	1,052
	Werner Enterprises Inc.	21,727	1,004
	HNI Corp.	38,911	991
	Terex Corp.	59,621	937
*	Resideo Technologies Inc.	111,937	790
	Insperity Inc.	15,100	783
*	NOW Inc.	99,247	739
	Deluxe Corp.	21,059	491
			84,576
Information Technology (10.4%)
*	Cree Inc.	98,120	5,170
*	Arrow Electronics Inc.	74,200	5,126
*	Tech Data Corp.	32,276	4,397
	SYNNEX Corp.	37,223	3,970
*	II-VI Inc.	79,451	3,776
*	PTC Inc.	45,452	3,472
*	First Solar Inc.	69,130	3,223

		Shares	Market Value ($000)
*	Ciena Corp.	53,552	2,959
*	Ceridian HCM Holding Inc.	36,729	2,529
	Avnet Inc.	91,989	2,506
	National Instruments Corp.	56,958	2,205
	Science Applications International Corp.	24,583	2,164
	Vishay Intertechnology Inc.	120,543	1,960
	MAXIMUS Inc.	26,234	1,889
*	LiveRamp Holdings Inc.	36,999	1,866
	CDK Global Inc.	43,128	1,695
*	NetScout Systems Inc.	59,996	1,648
*	Semtech Corp.	29,564	1,572
	InterDigital Inc.	28,353	1,559
	LogMeIn Inc.	15,995	1,358
*	Teradata Corp.	62,524	1,339
	Littelfuse Inc.	8,211	1,334
	Belden Inc.	35,164	1,197
*	NCR Corp.	66,156	1,194
*	Enphase Energy Inc.	20,254	1,179
*	ViaSat Inc.	25,801	1,084
	Sabre Corp.	130,001	906
*	CommVault Systems Inc.	19,577	792
*	Synaptics Inc.	11,925	760
			64,829
Materials (6.4%)
	Sonoco Products Co.	91,186	4,724
	Ashland Global Holdings Inc.	54,860	3,684
	RPM International Inc.	47,255	3,534
	Steel Dynamics Inc.	100,127	2,659
	AptarGroup Inc.	23,295	2,595
	PolyOne Corp.	82,198	2,037
	Chemours Co.	148,921	1,952
	Sensient Technologies Corp.	38,553	1,932
	Commercial Metals Co.	108,136	1,856
	Olin Corp.	145,450	1,750
	Minerals Technologies Inc.	31,751	1,566
	Valvoline Inc.	78,920	1,448
[1]	United States Steel Corp.	154,613	1,243
	O-I Glass Inc.	142,053	1,088
	Domtar Corp.	52,138	1,064
	NewMarket Corp.	2,362	1,030
	Cabot Corp.	28,587	1,021
	Worthington Industries Inc.	33,745	1,010
	Silgan Holdings Inc.	28,287	946
	Greif Inc. Class A	23,961	814
	Louisiana-Pacific Corp.	29,978	708
*	Allegheny Technologies Inc.	58,469	507
	Carpenter Technology Corp.	19,492	456
	Compass Minerals International Inc.	8,595	414
			40,038
Real Estate (11.0%)
	Medical Properties Trust Inc.	471,387	8,523
	Camden Property Trust	39,701	3,635
	Omega Healthcare Investors Inc.	109,479	3,409
	JBG SMITH Properties	107,551	3,197
	CyrusOne Inc.	36,102	2,684
	Sabra Health Care REIT Inc.	186,996	2,517
	Jones Lang LaSalle Inc.	24,412	2,500

			Shares	Market Value ($000)
		National Retail Properties Inc.	70,358	2,209
		Hudson Pacific Properties Inc.	90,432	2,186
		Park Hotels & Resorts Inc.	218,044	2,143
		American Campus Communities Inc.	65,082	2,102
		Kilroy Realty Corp.	35,550	2,031
		Lamar Advertising Co. Class A	30,554	2,026
		Healthcare Realty Trust Inc.	65,800	2,020
		Highwoods Properties Inc.	47,263	1,809
		Rayonier Inc.	73,181	1,738
		Douglas Emmett Inc.	55,572	1,632
		Pebblebrook Hotel Trust	118,998	1,626
		Life Storage Inc.	16,578	1,616
		Physicians Realty Trust	91,588	1,582
		Spirit Realty Capital Inc.	52,697	1,498
		First Industrial Realty Trust Inc.	39,313	1,489
		Corporate Office Properties Trust	55,121	1,376
		Brixmor Property Group Inc.	119,263	1,331
		GEO Group Inc.	110,476	1,323
		Taubman Centers Inc.	31,786	1,314
		CoreCivic Inc.	108,366	1,304
		EPR Properties	40,005	1,263
		Mack-Cali Realty Corp.	82,317	1,252
		PotlatchDeltic Corp.	33,153	1,127
		Weingarten Realty Investors	61,838	1,106
		Service Properties Trust	149,838	1,011
		STORE Capital Corp. Class A	42,671	825
		Macerich Co.	100,339	683
		Urban Edge Properties	56,615	552
				68,639
Utilities (7.5%)
		UGI Corp.	190,409	6,063
		OGE Energy Corp.	182,345	5,711
		Essential Utilities Inc.	88,490	3,872
		Southwest Gas Holdings Inc.	49,763	3,780
		Spire Inc.	46,447	3,387
		National Fuel Gas Co.	78,650	3,301
		New Jersey Resources Corp.	87,014	3,056
		ALLETE Inc.	47,076	2,765
		NorthWestern Corp.	45,964	2,763
		IDACORP Inc.	25,260	2,355
		MDU Resources Group Inc.	105,885	2,304
		Hawaiian Electric Industries Inc.	51,636	2,038
		ONE Gas Inc.	24,002	2,015
		Black Hills Corp.	29,676	1,831
		PNM Resources Inc.	36,282	1,481
				46,722
Total Common Stocks (Cost $765,883)				619,166
		Coupon
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund	0.307%	92,228	9,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.210%	9/15/20	63	63
Total Temporary Cash Investments (Cost $9,284)					9,286
Total Investments (100.4%) (Cost $775,167)					628,452
Other Assets and Liabilities-Net (-0.4%)[3,4]					(2,701)
Net Assets (100.0%)					625,751
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,720,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,309,000 was received for securities on loan.
4	Securities with a value of $63,000 and cash of $59,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2020	5	881	73

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Molina Healthcare Inc.	9/2/20	BOANA	4,919	(0.330)	654	—
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At May 31, 2020, a counterparty had deposited in a segregated account cash of $540,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	619,166	—	—	619,166
Temporary Cash Investments	9,223	63	—	9,286
Total	628,389	63	—	628,452

Derivative Financial Instruments
Assets
Swap Contracts	—	654	—	654
Liabilities
Futures Contracts[1]	8	—	—	8
1	Represents variation margin on the last day of the reporting period.